Segment Information - Summary of Revenue By Geographic Area (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 678,595	$ 435,820	$ 252,813
Property, plant and equipment	1,069,011	699,087	354,443
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	589,653	390,892	230,728
Property, plant and equipment	1,068,832	698,222	353,868
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	36,154	20,056	8,694
Property, plant and equipment	179	865	575
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	35,836	15,711	8,785
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 16,952	$ 9,161	$ 4,606